UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-22466

          ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
          Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
          Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ASGI Agility Income Fund

Schedule of Investments
December 31, 2010 (Unaudited) in U.S. dollars

Strategy	Investment Name	Cost	Fair Value
Money Market - 18.13%
	JP Morgan 100% US Treasury Securities Money Market Fund	$11,951,816	$11,951,816
Mutual Funds – 39.02%

Equity - 17.05%
	Cohen & Steers Realty Income Fund	1,912,700	2,002,416
	GMO Quality Fund	6,087,638	6,324,182
	IShares DJ US Utilities Sector Index Fund	2,898,653	2,916,231
			11,242,829
Fixed Income - 21.97%
	Federated Bond Fund	7,413,795	7,279,946
	Stone Harbor Emerging Market Debt Fund	7,621,439	7,204,983
			14,484,929
Private Investment Funds - 48.20%

Diversified/Multi-Strategy - 12.68%
	AQR DELTA Offshore Fund, L.P. **	3,500,000	3,619,557
	York Total Return Unit Trust **	4,600,000	4,739,418
			8,358,975
Fixed Income - 30.18%
	Eaton Vance Institutional Senior Loan Fund	7,302,144	7,388,506
	Post Limited Term High Yield Offshore Fund, Ltd. **	8,050,000	8,251,156
	Torchlight Value Fund, Inc.	4,273,711	4,263,702
			19,903,364
Macro - 5.34%
	Graham Global Investment Fund II Ltd. **	3,500,000	3,520,630
Swap - 0.36%

	MLP Total Return Swap (Cushing 30 MLP Index)		238,018
Total Investments (Cost - $69,111,896*) - 105.71%			69,700,561
Other Assets and Liabilities, Net - (5.71)%			(3,765,529
Net Assets - 100.0%			$65,935,032

Percentages shown are stated as a percentage of net assets as of December 31, 2010.

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,111,896

Gross unrealized appreciation…………	$1,148,978
Gross unrealized depreciation….……...	$(560,313)
Net unrealized appreciation…………...	$588,665

** Non-income producing securities.

Investments by Strategy (as a percentage of total investments) (unaudited)
Money Market
Cash and Cash Equivalents	17.15%
Mutual Funds
Equity	16.13
Fixed Income	20.78
Private Investment Funds
Diversified/Multi-Strategy	11.99
Fixed Income	28.56
Macro	5.05
Swap
Index	0.34
100.00%

Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between the levels indicated above for the period ended December 31, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of December 31, 2010 is as follows:

	Total Fair Value at	Level 1	Level 2	Level 3
Description	December 31, 2010	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Money Market
Cash and Cash Equivalents	$11,951,816	$11,951,816	$-	$-
Mutual Funds
Equity	11,242,829	11,242,829	-	-
Fixed Income	14,484,929	14,484,929	-	-
Private Investment Funds
Diversified/Multi-Strategy	8,358,975	-	-	8,358,975
Fixed Income	19,903,364	-	-	19,903,364
Macro	3,520,630			3,520,630
Swap
Index	238,018	-	238,018	-
Total Investments	$69,700,561	$37,679,574	$238,018	$31,782,969

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Level 3 Securities

Balance, as of September 30, 2010	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	557,114
Net purchase (sales)	31,225,855
Net transfers in/out of Level 3	-
Balance, as of December 31, 2010	$31,782,969

The net change in unrealized appreciation/depreciation on Level 3 investments still held as of December 31, 2010 is $557,114.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

In January 2010, the Financial Accounting Standards Board issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures About Fair Value Measurements”.

The ASU requires disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.
The following is a summary of the investment strategies of the investments in the Trusts held in the Fund as of December 31, 2010.  The Fund had no unfunded capital commitments as of December 31, 2010.

The Funds in the diversified/multi-strategy invest in a variety of strategies.  These can include macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.  The Private Investment Funds in this strategy are generally redeemable quarterly with a 30 day written notice.

The Funds in the equity strategy invest primarily in publicly-traded equity securities.  Funds in this category may include long/short funds, mutual funds and exchange-traded funds.  The Mutual Funds in this strategy are generally redeemable daily.

The Funds in the fixed income strategy invest primarily in secured leveraged loans, high yield bonds, distressed debt, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies).  Generally, these sectors may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.  The Private Investment Funds in this strategy are generally redeemable quarterly with a 60 day written notice.  The Mutual Funds in this strategy are generally redeemable daily.

The Funds in the macro strategy attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, Trading Managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.  The Private Investment Funds in this strategy are generally redeemable monthly with a 3 day written notice.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR

270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Agility Income Fund

/s/ Adam I. Taback
By (Signature and Title)*	Adam I. Taback, President
(principal executive officer)

Date	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	February 28, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	February 28, 2011

* Print the name and title of each signing officer under his or her signature.